Summary of Significant Accounting Policies - Schedule of Contract Assets and Deferred Revenues (Details) - DiamiR Biosciences Corp. [Member] - USD ($) $ in Millions	12 Months Ended
	May 31, 2025	May 31, 2024
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract costs at beginning
Contract liability at beginning
Contract assets Net change due to billings
Contract liability Net change due to billings
Contract assets Revenue recognized
Contract liability Revenue recognized
Contract costs at ending
Contract liability at ending
Deferred Revenue [Member]
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract liability at beginning
Contract liability Net change due to billings	43,982
Contract liability Revenue recognized
Contract liability at ending	43,982
Unbilled Revenues [Member]
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract costs at beginning
Contract assets Net change due to billings
Contract assets Revenue recognized
Contract costs at ending